Basis of preparation (Details)	6 Months Ended
	Jun. 30, 2021 $ / ¥	Jun. 30, 2021 $ / $ $ / ¥	Jun. 30, 2021 $ / ₨ $ / ¥	Jun. 30, 2021 $ / Rp $ / ¥	Jun. 30, 2021 $ / RM $ / ¥	Jun. 30, 2021 $ / $ $ / ¥	Jun. 30, 2021 $ / $ $ / ¥	Jun. 30, 2021 $ / ฿ $ / ¥	Jun. 30, 2021 $ / £ $ / ¥	Jun. 30, 2021 $ / ¥ $ / ₫	Jun. 30, 2020 $ / ¥	Jun. 30, 2020 $ / $	Jun. 30, 2020 $ / ₨	Jun. 30, 2020 $ / Rp	Jun. 30, 2020 $ / RM	Jun. 30, 2020 $ / $	Jun. 30, 2020 $ / $	Jun. 30, 2020 $ / ฿	Jun. 30, 2020 $ / £	Jun. 30, 2020 $ / ₫	Jun. 30, 2021 $ / $	Jun. 30, 2021 $ / ₨	Jun. 30, 2021 $ / Rp	Jun. 30, 2021 $ / RM	Jun. 30, 2021 $ / $	Jun. 30, 2021 $ / $	Jun. 30, 2021 $ / ฿	Jun. 30, 2021 $ / £	Jun. 30, 2021 $ / ₫	Dec. 31, 2020 $ / ¥	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / ₨	Dec. 31, 2020 $ / Rp	Dec. 31, 2020 $ / RM	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / ฿	Dec. 31, 2020 $ / £	Dec. 31, 2020 $ / ₫
Basis of preparation
Closing rate	6.46	6.46	6.46	6.46	6.46	6.46	6.46	6.46	6.46	6.46											7.77	74.33	14,500.00	4.15	1.34	27.86	32.06	0.72	23,016.00	6.54	7.75	73.07	14,050.00	4.02	1.32	28.10	30.02	0.73	23,082.50
Average rate	6.47	7.76	73.33	14,273.32	4.10	1.33	28.02	30.83	0.72	23,044.83	7.03	7.76	74.16	14,574.24	4.25	1.40	30.00	31.62	0.79	23,303.21